Accounts receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Jan. 01, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 5,326,381	$ 173,951	$ 4,381,563
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	5,328,835		4,384,232	$ 6,344,246
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ (2,454)		$ (2,669)